REVENUES - Revenue from major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	$ 10,670	$ 8,753	$ 7,764
Customer A
Disclosure of major customers [line items]
Revenue	4,571	3,622	3,549
Customer B
Disclosure of major customers [line items]
Revenue	3,229	2,621	2,119
Customer C
Disclosure of major customers [line items]
Revenue	$ 2,870	$ 2,510	$ 2,096